INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of short-term investment and long-term investment

	As of December 31,
	2022	2023
	US$	US$
Short-term investments
Short-term held-to-maturity debt investments	4,753	54,224
Structured note - maturity within 1 year	104,052	52,296
Total short-term investments	108,805	106,520

	As of December 31,
	2022	2023
	US$	US$
Equity Investments with Readily Determinable Fair Values	7,298	3,260
Equity method investments carried at fair value	16,819	31,211
Equity Investments without Readily Determinable Fair Values:	46,709	44,180
Equity method investments	27,031	25,875
Total long-term investments	97,857	104,526

Schedule of marketable securities

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Fair value at the beginning of the year	73,089	23,127	24,117
Purchase of securities	—	—	14,479
Disposal of securities	(30,683)	—	(2,597)
Change in fair value of securities	(19,142)	828	(1,523)
Foreign currency translation adjustments	(137)	162	(5)
Fair value at the end of the year	23,127	24,117	34,471

Schedule of equity investments without readily determinable fair values

	As of December 31,
	2022	2023
	US$	US$
Initial cost basis	48,210	44,886
Accumulated impairment	(1,501)	(706)
Total carrying value	46,709	44,180